Servicing Activities	12 Months Ended
Dec. 31, 2015
Servicing Activities [Abstract]
Servicing Activities [Text Block]
Servicing Activities
Automotive Finance Servicing Activities
We service consumer automotive contracts. Historically, we have sold a portion of our consumer automotive contracts. With respect to contracts we sell, we retain the right to service and earn a servicing fee for our servicing function. Typically, we conclude that the fee we are paid for servicing consumer automotive finance receivables represents adequate compensation, and consequently, we do not recognize a servicing asset or liability. We recognized automotive servicing fee income of $45 million, $31 million, and $58 million during the years ended December 31, 2015, 2014, and 2013, respectively.
Automotive Finance Serviced Assets
The current unpaid principal balance and any related unamortized deferred fees and costs of total serviced automotive finance loans and leases outstanding were as follows.

December 31, ($ in millions)	2015	2014
On-balance sheet automotive finance loans and leases
Consumer automotive	$64,067	$58,085
Commercial automotive	34,895	34,022
Operating leases	15,965	19,510
Other	72	55
Off-balance sheet automotive finance loans
Loans sold to third-party investors
Securitizations	2,550	2,832
Whole-loan	2,259	887
Total serviced automotive finance loans and leases	$119,808	$115,391